UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	December 31, 2009
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	01/12/2009
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK 023135106	 67,262	  500,014	   X		   454,014	   46,000
American Express Co.		COMMON STOCK 025816109	 35,810	  883,749	   X		   801,349	   82,400
Apple Inc.			COMMON STOCK 037833100	 48,085	  228,182	   X		   205,459	   22,723
Automatic Data Processing, Inc.	COMMON STOCK 053015103	 48,247	1,126,747	   X		 1,011,947	  114,800
Cerner Corp.			COMMON STOCK 156782104	 42,118	  510,896	   X		   460,546	   50,350
Coca Cola Company		COMMON STOCK 191216100	 61,012	1,070,384	   X		   962,884	  107,500
Ecolab Inc.			COMMON STOCK 278865100	 43,565	  977,239	   X		   878,639	   98,600
Fastenal Co.			COMMON STOCK 311900104	 75,416	1,811,145	   X		 1,651,345	  159,800
FedEx Corp.			COMMON STOCK 31428x106	 46,823	  561,087	   X		   506,992	   54,095
Google Inc.			COMMON STOCK 38259P508	 75,133	  121,186	   X		   110,355	   10,831
Henry Schein Inc.		COMMON STOCK 806407102	 27,966	  531,673	   X		   474,023	   57,650
Johnson & Johnson		COMMON STOCK 478160104	 62,621	  972,225	   X		   874,900	   97,325
Lowe's Co. Inc.			COMMON STOCK 548661107	 45,803	1,958,245	   X		 1,761,945	  196,300
Medtronic Inc.			COMMON STOCK 585055106	 34,500	  784,458	   X		   710,858	   73,600
Microsoft Corp.			COMMON STOCK 594918104	 65,840	2,160,114	   X		 1,959,319	  200,795
Monsanto Co.			COMMON STOCK 61166w101	 47,613	  582,425	   X		   525,575	   56,850
National Oilwell Varco, Inc.	COMMON STOCK 637071101	 67,049	1,520,731	   X		 1,381,081	  139,650
Oracle Corp.			COMMON STOCK 68389x105	 75,630	3,083,181	   X		 2,812,151	  271,030
Pepsico Inc.			COMMON STOCK 713448108	 42,981	  706,928	   X		   636,376	   70,552
Qualcomm Inc.			COMMON STOCK 747525103	 46,088	  996,280	   X		   896,180	  100,100
Red Hat Inc.			COMMON STOCK 756577102	 30,940	1,001,295	   X		   900,095	  101,200
SAP AG ADR			COMMON STOCK 803054204	 32,944	  703,783	   X		   635,133	   68,650
Schlumberger 			COMMON STOCK 806857108	 47,226	  725,548	   X		   653,848	   71,700
Staples Inc.			COMMON STOCK 855030102	 86,638	3,523,302	   X		 3,206,632	  316,670
Starbucks Corporation		COMMON STOCK 855244109	 67,129	2,911,079	   X		 2,629,579	  281,500
State Street Corp.		COMMON STOCK 857477103	 69,768	1,602,378	   X		 1,452,433	  149,945
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	 82,239	1,463,843	   X		 1,329,243	  134,600
Visa Inc.			COMMON STOCK 92826c839	 90,658	1,036,563	   X		   944,971	   91,592
Zimmer Holdings Inc.		COMMON STOCK 98956p102	 65,572	1,109,320	   X		 1,014,920	   94,400



Total						      1,632,676

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